Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2022	2023

	(RMB in millions)
Deposits	18,211	19,577
Salary and welfare	11,303	10,781
Accrued administrative expenses	1,917	2,263
Professional fee	1,348	1,559
Rental fee payable	1,361	1,330
Liabilities for return allowances	743	950
Vehicle fee	520	726
Deferred consideration payables	575	445
Internet data center fee	409	366
Payable related to employees’ exercise of share-based awards	1,273	221
Interest payable	167	134
Others	4,743	5,181

Total	42,570	43,533